OPERATING SEGMENT (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 IDR (Rp) segment	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Segment results
Number of operating segments | segment		4	4
External revenues			Rp 130,788	Rp 128,256	Rp 116,333
Total revenues	Rp 130,788	$ 9,095	130,788	128,256	116,333
External expenses			(92,255)	(84,354)	(77,161)
Total segment expenses			(92,255)	(84,354)	(77,161)
OPERATING PROFIT		$ 2,680	38,533	43,902	39,172
Capital expenditures			(33,620)	(33,154)	(29,199)
Depreciation and amortization			(21,442)	(20,477)	(18,556)
Provision recognised in current period			(2,079)	(1,494)	(743)
Operating Segments
Segment results
External revenues			130,497	127,873	116,109
Inter-segment revenue			41,729	36,081	32,138
Total revenues			172,226	163,954	148,247
External expenses			(89,163)	(83,751)	(77,519)
Inter-segment expenses			(41,357)	(36,679)	(29,804)
Total segment expenses			(130,520)	(120,430)	(107,323)
OPERATING PROFIT			41,706	43,524	40,924
Capital expenditures			(32,995)	(32,446)	(28,419)
Depreciation and amortization			(21,450)	(20,939)	(18,809)
Provision recognised in current period			(1,716)	(1,473)	(733)
Adjustments and Eliminations
Segment results
External revenues			291	383	224
Inter-segment revenue			(41,729)	(36,081)	(32,138)
Total revenues			(41,438)	(35,698)	(31,914)
External expenses			(3,092)	(603)	358
Inter-segment expenses			41,357	36,679	29,804
Total segment expenses			38,265	36,076	30,162
OPERATING PROFIT			(3,173)	378	(1,752)
Capital expenditures			(625)	(708)	(780)
Depreciation and amortization			8	462	253
Provision recognised in current period			(363)	(21)	(10)
Mobile | Operating Segments
Segment results
External revenues			85,338	90,073	83,998
Inter-segment revenue			3,880	3,086	2,724
Total revenues			89,218	93,159	86,722
External expenses			(40,041)	(39,452)	(37,814)
Inter-segment expenses			(15,408)	(14,382)	(12,547)
Total segment expenses			(55,449)	(53,834)	(50,361)
OPERATING PROFIT			33,769	39,325	36,361
Capital expenditures			(14,373)	(15,134)	(12,568)
Depreciation and amortization			(13,095)	(13,560)	(12,808)
Provision recognised in current period			(438)	(291)	(221)
Consumer | Operating Segments
Segment results
External revenues			13,891	11,105	10,410
Inter-segment revenue			2,290	287	1,877
Total revenues			16,181	11,392	12,287
External expenses			(11,739)	(10,360)	(11,024)
Inter-segment expenses			(3,792)	(1,563)	(2,793)
Total segment expenses			(15,531)	(11,923)	(13,817)
OPERATING PROFIT			650	(531)	(1,530)
Capital expenditures			(6,958)	(6,544)	(7,085)
Depreciation and amortization			(3,060)	(2,839)	(2,881)
Provision recognised in current period			(438)	(385)	(392)
Enterprise | Operating Segments
Segment results
External revenues			21,054	19,130	15,816
Inter-segment revenue			17,995	16,801	12,877
Total revenues			39,049	35,931	28,693
External expenses			(21,717)	(20,627)	(17,813)
Inter-segment expenses			(16,116)	(15,053)	(9,647)
Total segment expenses			(37,833)	(35,680)	(27,460)
OPERATING PROFIT			1,216	251	1,233
Capital expenditures			(5,325)	(3,637)	(3,036)
Depreciation and amortization			(2,128)	(2,136)	(1,386)
Provision recognised in current period			(764)	(668)	119
WIB | Operating Segments
Segment results
External revenues			10,084	7,439	5,866
Inter-segment revenue			16,678	15,305	14,451
Total revenues			26,762	22,744	20,317
External expenses			(14,624)	(12,333)	(10,451)
Inter-segment expenses			(6,010)	(5,611)	(4,805)
Total segment expenses			(20,634)	(17,944)	(15,256)
OPERATING PROFIT			6,128	4,800	5,061
Capital expenditures			(6,321)	(7,120)	(5,729)
Depreciation and amortization			(3,146)	(2,382)	(1,715)
Provision recognised in current period			(71)	(127)	(238)
Others
Segment results
External revenues			130	126	19
Total revenues			428	509	243
Others | Operating Segments
Segment results
External revenues			130	126	19
Inter-segment revenue			886	602	209
Total revenues			1,016	728	228
External expenses			(1,042)	(979)	(417)
Inter-segment expenses			(31)	(70)	(12)
Total segment expenses			(1,073)	(1,049)	(429)
OPERATING PROFIT			(57)	(321)	(201)
Capital expenditures			(18)	(11)	(1)
Depreciation and amortization			(21)	(22)	(19)
Provision recognised in current period			(5)	(2)	(1)
Others | Adjustments and Eliminations
Segment results
External revenues			Rp (298)	Rp (383)	Rp (224)